Unit-Based Compensation - Series B units (Details) - USD ($)			12 Months Ended
	Oct. 24, 2024	Jun. 18, 2024	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions
Unit-based compensation			$ 38,486
Increase in additional paid in capital			$ 38,486
Series B units
Related Party Transactions
Series B valued per unit				$ 0.11
Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Percentage of outstanding series B units transfer			8.00%
Related party | Nacs LLC | NACS Settlement Agreement With Taylor Freres Americas, LLP | Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Percentage of equity interest transferred during the period	3.00%	3.00%
Number of series B units transfer	349,871	349,871